Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

September 30, 2010

Dates Covered
Collections Period	09/01/10 - 09/30/10
Interest Accrual Period	09/15/10 - 10/14/10
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/10

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/10	722,525,141.18	52,127
Yield Supplement Overcollaterization Amount at 08/31/10	40,412,550.03	0

Receivables Balance at 08/31/10	762,937,691.21	52,127
Principal Payments	25,967,105.67	1,574
Defaulted Receivables	576,180.65	42
Repurchased Accounts		0
Yield Supplement Overcollaterization Amount at 09/30/10	38,522,265.12	0

Pool Balance at 09/30/10	697,872,139.77	50,511

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	3,897,976.36	441
Past Due 61-90 days	984,353.84	88
Past Due 91 + days	223,530.83	18

Total	5,105,861.03	547

Total 31+ Delinquent as % Ending Pool Balance	0.73%

Recoveries	416,902.34

Aggregate Net Losses - September 2010	159,278.31

Overcollateralization Target Amount	41,872,328.39
Actual Overcollateralization	41,872,328.39

Weighted Average APR	4.62%
Weighted Average APR, Yield Adjusted	7.59%
Weighted Average Remaining Term	48.55

Flow of Funds	$ Amount

Collections	29,361,381.89
Advances	(3,344.57)
Investment Earnings on Cash Accounts	5,535.63
Servicing Fee	(635,781.41)

Available Funds	28,727,791.54

Distributions of Available Funds

(1)Class A Interest	751,044.18
(2)Noteholders’ First Priority Principal Distributable Amount	0.00
(3)Class B Interest	81,334.80
(4)Noteholders’ Second Priority Principal Distributable Amount	0.00
(5)Required Reserve Account	0.00
(6)Noteholders’ Principal Distributable Amount	23,173,821.33
(7)Distribution to Certificateholders	4,721,591.23

Total Distributions of Available Funds	28,727,791.54

Servicing Fee	635,781.41
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 09/15/10	679,173,632.71
Principal Paid	23,173,821.33
Note Balance @ 10/15/10	655,999,811.38

Class A-1
Note Balance @ 09/15/10	11,171,632.71
Principal Paid	11,171,632.71
Note Balance @ 10/15/10	0.00
Note Factor @ 10/15/10	0.0000000%

Class A-2
Note Balance @ 09/15/10	197,000,000.00
Principal Paid	12,002,188.62
Note Balance @ 10/15/10	184,997,811.38
Note Factor @ 10/15/10	93.9075185%

Class A-3
Note Balance @ 09/15/10	241,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/10	241,000,000.00
Note Factor @ 10/15/10	100.0000000%

Class A-4
Note Balance @ 09/15/10	198,106,000.00
Principal Paid	0.00
Note Balance @ 10/15/10	198,106,000.00
Note Factor @ 10/15/10	100.0000000%

Class B
Note Balance @ 09/15/10	31,896,000.00
Principal Paid	0.00
Note Balance @ 10/15/10	31,896,000.00
Note Factor @ 10/15/10	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	832,378.98
Total Principal Paid	23,173,821.33

Total Paid	24,006,200.31

Class A-1
Coupon	0.23262%
Interest Paid	2,165.62
Principal Paid	11,171,632.71

Total Paid to A-1 Holders	11,173,798.33

Class A-2
Coupon	0.70000%
Interest Paid	114,916.67
Principal Paid	12,002,188.62

Total Paid to A-2 Holders	12,117,105.29

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9077177
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.2712877

Total Distribution Amount	26.1790054

A-1 Interest Distribution Amount	0.0086973
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	44.8659948

Total A-1 Distribution Amount	44.8746921

A-2 Interest Distribution Amount	0.5833334
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	60.9248153

Total A-2 Distribution Amount	61.5081487

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 08/31/10	53,756.20
Balance as of 09/30/10	50,411.63
Change	(3,344.57)

Reserve Account
Balance as of 09/15/10	2,345,271.93
Investment Earnings	426.17
Investment Earnings Paid	(426.17)
Deposit/(Withdrawal)	0.00
Balance as of 10/15/10	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93